UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


             Read instructions at end of Form before preparing Form.



1.    Name and Address of Issuer:   NorthQuest Capital Fund, Inc.
                                    16 Rimwood Lane
                                    Colts Neck, NJ 07722



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list securities
      or classes):                                                   [X]



3.    Investment Company Act File Number:  811-10419


      Securities Act File Number:          333-63416



4(a). Last day of fiscal year for which this Form is filed:  December 31, 2006



4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calen-dar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time issuer will be filing this Form.










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(page)

5.    Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                  $ 194,792
                                                                     =========

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:           $  55,961
                                                           =========

     (iii)  Aggregate price of securities redeemed or re-
            purchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                    $ 286,815
                                                           =========

      (iv)  Total available redemption credits [add Items
            5(ii) & 5(iii)]:                                       -$ 342,776
                                                                     =========

       (v)  Net Sales -- if Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i):              $     0.00
                                                                     =========

      ----------------------------------------------------------------
     |(vi)  Redemption credits available for use in future            |
     |      years -- if Item 5(i) is less than Item 5(iv)             |
     |      [subtract Item 5(iv) from Item 5(i)]:          $(147,984) |
     |                                                      ========= |
      ----------------------------------------------------------------


     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                       x.0000307
                                                                     =========

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                  =$    0.00
                                                                     =========


6.    Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of secur-ities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of secur-ities (number of shares or other units) deducted here: $ 0.00 .
                                                          =======
  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: $ 0.00.
                           =======


7. Interest due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$    0.00
                                                                     =========
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(page)

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$    0.00
                                                                     =========


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:

                           [ ]    Wire Transfer
                           [ ]    Mail or other means




                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities on the dates indicated.



      By (Signature and Title)*  /s/ Peter J. Lencki
                                     ---------------
                                     Peter J. Lencki
                                     President

      Date: February 13, 2007


  * Please print the name and title of the signing officer below the signature.


























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